January 29, 2016

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”) File No. 2-92948

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically

Sincerely,

Michael J. Drayo

Senior Counsel

The Vanguard Group, Inc.

cc:	Asen Parachkevov
U. S. Securities and Exchange Commission